Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 1,244,560	$ 1,286,274
Change in unbilled services (unbilled revenue)	$ (41,714)
Percentage change in unbilled services (unbilled revenue)	(3.20%)
Unearned revenue (payments on account)	$ (1,514,442)	(1,614,758)
Change in unearned revenue (payments on account)	$ 100,316
Percentage change in unearned revenue (payments on account)	(6.20%)
Net balance	$ (269,882)	$ (328,484)
Change in net balance	$ 58,602
Percentage change in net balance	(17.80%)